UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2005

                 Check here if Amendment |_| ; Amendment Number:
            This Amendment (check only one.)    |_|  is a restatement.
                                                |_|  adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                          Name: CORUS BANKSHARES, INC.
                          Address: 3959 N. LINCOLN AVE.
                                CHICAGO, IL 60613

                         Form 13F File Number: 28-10052

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:       Michael E. Dulberg
Title:      Senior Vice President and Chief Accounting Officer
Phone:      773-832-3473

Signature, Place, and Date of Signing:

/s/ Michael E. Dulberg               Chicago, IL               July 22, 2005

Report Type (Check only one.):

|X|  13F HOLDINGS REPORT.
|_|  13F NOTICE.
|_|  13F COMBINATION REPORT

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              24

Form 13F Information Table Value Total:              $ 206,904
                                                     (thousands)

List of Other Included Managers:                     None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                           FORM 13F INFORMATION TABLE

                                                                VALUE   SHRS OR  SH/ PUT/INVESTMENT   OTHER    VOTING AUTHORITY
          NAME OF ISSUER          TITLE OF CLASS   CUSIP     (x$1000)PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
          --------------          --------------   -----    ----------------- ---  ----  ----------  -------- ------   ------  ----
AMCORE FINL INC                  COMMON SHARES   023912108    4,258   142,500 SH          SOLE                142,500
AMSOUTH BANCORPORATION           COMMON SHARES   032165102   12,116   466,015 SH          SOLE                466,015
ASSOCIATED BANC CORP             COMMON SHARES   045487105    4,069   121,179 SH          SOLE                121,179
BB&T CORP                        COMMON SHARES   054937107    1,348    33,736 SH          SOLE                 33,736
BANK OF AMERICA CORPORATION      COMMON SHARES   060505104   30,586   670,594 SH          SOLE                670,594
BANK NEW YORK INC                COMMON SHARES   064057102    2,878   100,000 SH          SOLE                100,000
CITIGROUP INC                    COMMON SHARES   172967101   10,402   225,000 SH          SOLE                225,000
CITY NATL CORP                   COMMON SHARES   178566105    6,024    84,000 SH          SOLE                 84,000
COMERICA INC                     COMMON SHARES   200340107   19,612   339,300 SH          SOLE                339,300
COMMERCE BANCSHARES INC          COMMON SHARES   200525103    1,508    29,915 SH          SOLE                 29,915
COMPASS BANCSHARES INC           COMMON SHARES   20449H109    4,894   108,750 SH          SOLE                108,750
FREMONT GEN CORP                 COMMON SHARES   357288109   19,951   820,000 SH          SOLE                820,000
HIBERNIA CORP                    COMMON SHARES   428656102    5,116   154,200 SH          SOLE                154,200
JP MORGAN CHASE & CO             COMMON SHARES   46625H100   17,690   500,864 SH          SOLE                500,864
MAF BANCORP INC                  COMMON SHARES   55261R108   12,002   281,550 SH          SOLE                281,550
MERCANTILE BANKSHARES CORP       COMMON SHARES   587405101    3,014    58,500 SH          SOLE                 58,500
MERRILL LYNCH & CO INC           COMMON SHARES   590188108    7,261   132,000 SH          SOLE                132,000
MORGAN STANLEY DEAN WITTER&CO    COMMON SHARES   617446448    4,303    82,000 SH          SOLE                 82,000
NATIONAL CITY CORP               COMMON SHARES   635405103    2,543    74,520 SH          SOLE                 74,520
PROVIDENT BANCSHARES CORP        COMMON SHARES   743859100    1,396    43,757 SH          SOLE                 43,757
REGIONS FINL CORP NEW            COMMON SHARES   7591EP100    4,864   143,554 SH          SOLE                143,554
SUNTRUST BKS INC                 COMMON SHARES   867914103    3,468    48,000 SH          SOLE                 48,000
U S BANCORP DEL                  COMMON SHARES   902973304    7,851   268,870 SH          SOLE                268,870
WACHOVIA CORP 2ND NEW            COMMON SHARES   929903102   19,750   398,191 SH          SOLE                398,191